INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As of December 31,
	2020	2021
Intangible assets not subject to amortization:
Trademark	7,766	7,766
Intangible assets subject to amortization:
Trademark	1,551	2,298
Student base	7,939	8,213
Initial franchise	1,626	1,626
Brand	1,195	1,224
Non-compete agreement	674	690
Customer relationship	92	94
Software and courses	545	669
Contracts	31	31
Total costs	21,419	22,611
Less: accumulated amortization	(5,334)	(7,923)
impairment	(1,906)	(1,951)
Intangible assets, net	14,179	12,737

Schedule of estimated amortization expenses for future period

Years ending December 31,
2022	2,259
2023	1,213
2024	937
2025	112
2026	82
2027 and thereafter	368
Total expected amortization expense	4,971